11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	$ 35	$ 44	$ 50
Items classified in profit or loss
Current services cost	3	2	3
Cost for interest	13	8	11
Past services cost		(5)	1
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	4	(1)
Exchange differences on translation			0
Benefit payments	(2)	(3)	(2)
Reclassification to liabilities associated to assets classified as held for sale			(7)
(Gain) loss on net monetary position	(16)		(11)
Increase for subsidiaries acquisition		(15)
Liabilities, ending	31	35	44
Present value of the obligation
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	40	47	58
Items classified in profit or loss
Current services cost	3	2	3
Cost for interest	15	9	12
Past services cost		(5)	1
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	6	(1)
Exchange differences on translation			1
Benefit payments	(2)	(3)	(2)
Reclassification to liabilities associated to assets classified as held for sale			(11)
(Gain) loss on net monetary position	(18)		(14)
Increase for subsidiaries acquisition		(16)
Liabilities, ending	36	40	47
Present value of assets
Disclosure of net defined benefit liability (asset) [line items]
Liabilities, beginning	(5)	(3)	(8)
Items classified in profit or loss
Current services cost	0	0	0
Cost for interest	(2)	(1)	(1)
Past services cost		0	0
Items classified in other comprehensive income
Actuarial (gains) losses	0	(2)	0
Exchange differences on translation			(1)
Benefit payments	0	0	0
Reclassification to liabilities associated to assets classified as held for sale			4
(Gain) loss on net monetary position	2		3
Increase for subsidiaries acquisition		1
Liabilities, ending	$ (5)	$ (5)	$ (3)